Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2025 vessel segment undergoing_conversion
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Mark II FLNG
Segment Reporting Information [Line Items]
Number of undergoing conversions | undergoing_conversion	1
FLNG | LNG carrier
Segment Reporting Information [Line Items]
Number of carriers owned and operated | vessel	2